UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                     This Amendment (Check only one.):
                              [  ]  is a restatement.
                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Bay Harbour Management L.C.

Address:  885 Third Avenue, 34th Floor, New York, NY, 10022

Form 13F File Number:  28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Anthony C. Morro

Title:   Vice President and General Counsel

Phone: 212-371-2211

Signature, Place, and Date of Signing:

/s/ Anthony C. Morro            New York, NY            11/14/07
           (Name)               (City, State)            (Date)

Report Type (Check only one.):
----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20 Items

Form 13F Information Table Value Total:     $249,784 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               Market
         Name of Issuer          Title of         CUSIP         Value        Shares/    Sh/    Put/   Invstmt   Other     Voting
                                    Class                     (x $1000)     Prn Amt.   Prn    Call   Discretn  Managers  Authority
                                                                                                                            Sole
   ALLIANCE ONE INTL INC               COM        018772103     27,030.81    4,133,152   Sh            SOLE      NONE     4,133,152
   ARBINET THEXCHANGE INC              COM        03875P100      3,119.40      519,900   Sh            SOLE      NONE       519,900
COVAD COMMUNICATIONS GROUP I           COM        222814204      1,790.91    2,673,000   Sh            SOLE      NONE     2,673,000
COVAD COMMUNICATIONS GROUP I     DBCV 3.000% 3/1  222814AR6        441.90      500,000   Prn           SOLE      NONE       500,000
       EARTHLINK INC            NOTE 3.250% 11/1  270321AA0      1,096.30    1,000,000   Prn           SOLE      NONE     1,000,000
       EARTHLINK INC                   COM        270321102     22,814.35    2,880,600   Sh            SOLE      NONE     2,880,600
EINSTEIN NOAH REST GROUP INC           COM        28257U104     11,490.39      612,821   Sh            SOLE      NONE       612,821
  FIBERNET TELECOM GRP INC       COM PAR $0.001   315653402      2,630.05      314,600   Sh            SOLE      NONE       314,600
        FORTUNET INC                   COM        34969Q100      3,395.24      346,100   Sh            SOLE      NONE       346,100
      GEOKINETICS INC             COM PAR $0.01   372910307     13,026.96      557,900   Sh            SOLE      NONE       557,900
       GLOBALSTAR INC                  COM        378973408      2,473.36      337,430   Sh            SOLE      NONE       337,430
 LEVEL 3 COMMUNICATIONS INC            COM        52729N100      5,812.50    1,250,000   Sh            SOLE      NONE     1,250,000
    M & F WORLDWIDE CORP               COM        552541104     83,065.05    1,655,012   Sh            SOLE      NONE     1,655,012
  NEON COMMUNICATIONS INC              COM        64050T101      8,318.36    1,697,626   Sh            SOLE      NONE     1,697,626
       NRG ENERGY INC                  COM        629377508      6,127.82      144,900   Sh            SOLE      NONE       144,900
    RTI INTL METALS INC                COM        74973W107      7,926.00      100,000   Sh            SOLE      NONE       100,000
       TERRESTAR CORP                  COM        881451108     17,231.97    1,789,406   Sh            SOLE      NONE     1,789,406
TRAVELCENTERS OF AMERICA LLC           COM        894174101      8,795.48      269,800   Sh            SOLE      NONE       269,800
 TRICO MARINE SERVICES INC           COM NEW      896106200     23,134.31      776,319   Sh            SOLE      NONE       776,319
XM SATELLITE RADIO HLDGS INC          CALL        983759901         62.50        1,000        C        SOLE      NONE         1,000
                                                                  249,784   21,559,566                                   21,559,566